VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
($ reported in thousands)
	Par Value	Value
Asset-Backed Securities—0.7%
Collateralized Loan Obligations—0.7%
Mountain View CLO XVI Ltd. 2022-1A, ER (3 month Term SOFR + 7.330%, Cap N/A, Floor 7.330%) 144A 12.631%, 4/15/34(1)(2)	$ 5,000	$ 5,021
Mountain View CLO XVIII Ltd. 2024-1A, D1 (3 month Term SOFR + 3.650%, Cap N/A, Floor 3.650%) 144A 8.187%, 10/16/37(1)(2)	5,000	5,001
		10,022

Total Asset-Backed Securities (Identified Cost $9,943)		10,022

Convertible Bonds and Notes—0.3%
Communication Services—0.3%
Cable One, Inc. 0.000%, 3/15/26(3)	1,600	1,464
Liberty Interactive LLC 4.000%, 11/15/29	8,000	2,840
		4,304

Total Convertible Bonds and Notes (Identified Cost $8,331)		4,304

Corporate Bonds and Notes—4.1%
Communication Services—0.9%
Cable One, Inc. 144A 4.000%, 11/15/30(1)	4,200	3,348
CCO Holdings LLC
144A 4.750%, 3/1/30(1)	5,000	4,599
144A 4.250%, 2/1/31(1)	2,000	1,763
Gray Television, Inc. 144A 4.750%, 10/15/30(1)	2,000	1,272
Warnermedia Holdings, Inc. 4.279%, 3/15/32	1,500	1,333
		12,315

Consumer Discretionary—1.2%
Fertitta Entertainment LLC 144A 6.750%, 1/15/30(1)	3,500	3,261
Foot Locker, Inc. 144A 4.000%, 10/1/29(1)	3,500	3,043
Installed Building Products, Inc. 144A 5.750%, 2/1/28(1)	6,027	6,006
QVC, Inc. 144A 6.875%, 4/15/29(1)	1,050	871
	Par Value	Value

Consumer Discretionary—continued
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	$ 3,000	$ 3,003
		16,184

Financials—0.2%
Domtar Corp. 144A 6.750%, 10/1/28(1)	735	672
LSF11 A5 HoldCo. LLC 144A 6.625%, 10/15/29(1)	2,610	2,539
		3,211

Health Care—0.8%
DaVita, Inc. 144A 4.625%, 6/1/30(1)	2,500	2,383
Emergent BioSolutions, Inc. 144A 3.875%, 8/15/28(1)	4,250	3,240
Encompass Health Corp. 4.500%, 2/1/28	3,000	2,945
Tenet Healthcare Corp. 4.375%, 1/15/30	2,090	2,005
		10,573

Industrials—0.1%
Griffon Corp. 5.750%, 3/1/28	2,000	1,975
Information Technology—0.7%
Sensata Technologies B.V. 144A 4.000%, 4/15/29(1)	5,000	4,767
Virtusa Corp. 144A 7.125%, 12/15/28(1)	4,700	4,450
		9,217

Materials—0.2%
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(1)	3,615	3,579
Total Corporate Bonds and Notes (Identified Cost $58,316)		57,054

Leveraged Loans—90.0%
Aerospace—6.4%
Amentum Holdings LLC Tranche B (1 month Term SOFR + 2.250%) 7.105%, 9/29/31(2)	9,050	9,016
American Airlines, Inc. (3 month Term SOFR + 5.012%) 10.294%, 4/20/28(2)	14,538	14,932
Barnes Group, Inc. 2024 (1 month Term SOFR + 2.500%) 7.345%, 9/3/30(2)	7,155	7,149
	Par Value	Value

Aerospace—continued
Cobham Ultra Seniorco S.a.r.l. (6 month Term SOFR + 3.750%) 9.245%, 8/6/29(2)	$ 11,781	$ 11,261
Delos Aircraft DAC (3 month Term SOFR + 1.750%) 6.354%, 10/31/27(2)	5,281	5,305
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.345%, 8/24/28(2)	6,602	6,603
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.345%, 8/24/28(2)	2,545	2,546
Peraton Corp.
Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.695%, 2/1/28(2)	13,104	12,583
Tranche B-1, Second Lien (3 month Term SOFR + 7.850%) 12.971%, 2/1/29(2)	2,451	2,295
Spirit AeroSystems, Inc. (3 month Term SOFR + 4.500%) 9.752%, 1/15/27(2)	4,164	4,193
TransDigm, Inc.
Tranche J (3 month Term SOFR + 2.500%) 7.104%, 2/28/31(2)	1,891	1,882
Tranche K (3 month Term SOFR + 2.750%) 7.354%, 3/22/30(2)	4,840	4,838
Tranche L (3 month Term SOFR + 2.500%) 7.320%, 1/19/32(2)	1,980	1,972
Vertex Aerospace Services Corp. 2023 (1 month Term SOFR + 2.751%) 7.596%, 12/6/30(2)	5,084	5,078
		89,653

Chemicals—5.5%
ARC Falcon I, Inc.
(1 month Term SOFR + 3.600%) 8.445%, 9/30/28(2)	9,283	9,269
(1 month Term SOFR + 7.100%) 11.945%, 9/30/29(2)	7,184	6,672
Chemours Co. (The) Tranche B-3 (1 month Term SOFR + 3.500%) 8.345%, 8/18/28(2)	3,077	3,075
Consolidated Energy Finance S.A. 2024 (3 month Term SOFR + 4.500%) 9.557%, 11/15/30(2)	8,040	7,523
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Chemicals—continued
Hexion Holdings Corp.
First Lien (3 month Term SOFR + 4.650%) 9.771%, 3/15/29(2)	$ 6,043	$ 5,991
Second Lien (1 month Term SOFR + 7.537%) 12.383%, 3/15/30(2)	5,530	4,945
Ineos Finance plc
2030 (1 month Term SOFR + 3.250%) 8.095%, 2/18/30(2)	12,252	12,237
2031 (1 month Term SOFR + 3.750%) 8.595%, 2/7/31(2)	3,995	3,996
Ineos U.S. Petrochem LLC Tranche B (1 month Term SOFR + 4.350%) 9.195%, 4/2/29(2)	3,736	3,734
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.460%, 10/15/28(2)	2,945	2,937
M2S Group Intermediate Holdings, Inc. (3 month Term SOFR + 4.750%) 9.852%, 8/25/31(2)	3,420	3,266
Manchester Acquisition Sub LLC (3 month Term SOFR + 5.900%) 10.916%, 12/1/26(2)	4,751	4,418
Neptune Husky U.S. Bidco LLC (1 month Term SOFR + 7.100%) 11.945%, 1/3/29(4)(5)	5,082	64
Trinseo Materials Operating SCA 2021 (3 month Term SOFR + 2.762%) 7.819%, 5/3/28(2)	6,005	4,734
Tronox Finance LLC (3 month Term SOFR + 2.750%) 7.354%, 4/4/29(2)	4,415	4,415
		77,276

Consumer Durables—0.3%
Lakeshore Learning Materials (1 month Term SOFR + 3.614%) 8.460%, 9/29/28(2)	4,463	4,464
Consumer Non-Durables—1.0%
ABG Intermediate Holdings 2 LLC 2024 (1 month Term SOFR + 2.750%) 7.595%, 12/21/28(2)	3,954	3,955
American Greetings Corp. Tranche C (1 month Term SOFR + 5.750%) 10.595%, 10/23/29(2)	3,105	3,123
	Par Value	Value

Consumer Non-Durables—continued
Recess Holdings, Inc. (3 month Term SOFR + 4.500%) 9.752%, 2/21/30(2)	$ 2,420	$ 2,427
Varsity Brands, Inc. (3 month Term SOFR + 3.750%) 8.821%, 8/26/31(2)	3,750	3,723
		13,228

Energy—5.3%
AL NGPL Holdings LLC (3 month Term SOFR + 2.500%) 7.090%, 4/13/28(2)	6,013	6,011
Alpha Generation LLC Tranche B (1 month Term SOFR + 2.750%) 7.446%, 9/30/31(2)	2,835	2,835
Brazos Delaware II LLC Tranche B (3 month Term SOFR + 3.500%) 8.255%, 2/11/30(2)	6,195	6,194
ChampionX Corp. Tranche B-2 (1 month Term SOFR + 2.850%) 7.695%, 6/7/29(2)	5,964	5,972
CPPIB OVM Member U.S. LLC (3 month Term SOFR + 3.250%) 7.854%, 8/20/31(2)	3,985	3,983
GIP III Stetson I LP (1 month Term SOFR + 3.500%) 8.345%, 10/31/28(2)	3,029	3,025
Invenergy Thermal Operating I LLC
Tranche B (1 month Term SOFR + 4.250%) 9.080%, 8/14/29(2)	3,636	3,663
Tranche C (1 month Term SOFR + 4.364%) 9.194%, 8/3/29(2)	345	347
New Fortress Energy, Inc. (3 month Term SOFR + 5.000%) 10.252%, 10/30/28(2)	11,066	9,980
NGL Energy Operating LLC (1 month Term SOFR + 3.750%) 8.595%, 2/3/31(2)	4,542	4,514
NGP XI Midstream Holdings LLC (3 month Term SOFR + 4.000%) 8.604%, 7/25/31(2)	3,110	3,106
Par Petroleum LLC Tranche B (3 month Term SOFR + 3.750%) 9.064%, 2/28/30(2)	8,811	8,813
Prairie ECI Acquiror LP Tranche B-2 (1 month Term SOFR + 4.750%) 9.595%, 8/1/29(2)	3,768	3,758
	Par Value	Value

Energy—continued
Rockpoint Gas Storage Partners LP Tranche B (1 month Term SOFR + 3.500%) 8.363%, 9/12/31(2)	$ 3,365	$ 3,348
Third Coast Infrastructure LLC (1 month Term SOFR + 4.250%) 9.105%, 9/25/30(2)	4,925	4,888
WhiteWater Whistler Holdings LLC Tranche B-2 (3 month Term SOFR + 2.250%) 6.854%, 2/15/30(2)	3,312	3,301
		73,738

Financials—10.8%
Acrisure LLC 2024 (1 month Term SOFR + 3.250%) 8.211%, 11/6/30(2)	2,992	2,961
Aretec Group, Inc. Tranche B-2 (1 month Term SOFR + 4.000%) 8.845%, 8/9/30(2)	9,505	9,301
Asurion LLC
Tranche B-10 (1 month Term SOFR + 4.100%) 8.945%, 8/19/28(2)	1,560	1,533
Tranche B-11 (1 month Term SOFR + 4.350%) 9.195%, 8/21/28(2)	16,319	16,060
Tranche B-4 (1 month Term SOFR + 5.364%) 10.210%, 1/20/29(2)	10,796	9,956
Blackhawk Network Holdings, Inc. Tranche B (1 month Term SOFR + 5.000%) 9.845%, 3/12/29(2)	4,324	4,340
Citadel Securities LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.095%, 7/29/30(2)	6,310	6,304
CTC Holdings LP (3 month Term SOFR + 5.150%) 10.271%, 2/20/29(2)	6,392	6,312
DRW Holdings LLC 2024 (3 month Term SOFR + 3.500%) 8.588%, 6/26/31(2)	10,500	10,487
EIG Management Co. LLC Tranche B (1 month Term SOFR + 5.000%) 9.965%, 5/17/29(2)	4,868	4,843
Finco I LLC 2023 (3 month Term SOFR + 3.000%) 8.255%, 6/27/29(2)	4,872	4,877
First Eagle Holdings, Inc. Tranche B-2 (3 month Term SOFR + 3.000%) 7.604%, 3/5/29(2)	6,346	6,282
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Franklin Square Holdings LP 2024, Tranche B (1 month Term SOFR + 2.250%) 7.095%, 4/18/31(2)	$ 6,169	$ 6,161
HighTower Holding LLC 2024, Tranche B (3 month Term SOFR + 3.500%) 8.748%, 8/21/28(2)	5,636	5,633
Hudson River Trading LLC (3 month Term SOFR + 3.262%) 8.319%, 3/20/28(2)	2,999	2,994
Neptune Bidco U.S., Inc.
Second Lien (3 month Term SOFR + 9.850%) 15.154%, 10/11/29(2)	7,655	7,617
Tranche A (3 month Term SOFR + 4.850%) 10.154%, 10/11/28(2)	4,225	3,942
Tranche B (3 month Term SOFR + 5.100%) 10.404%, 4/11/29(2)	5,611	5,256
Nexus Buyer LLC (1 month Term SOFR + 4.000%) 8.845%, 7/31/31(2)	8,243	8,167
Osaic Holdings, Inc. Tranche B-3 (1 month Term SOFR + 4.000%) 8.845%, 8/17/28(2)	7,252	7,167
Russell Investments U.S. Institutional Holdco, Inc. 2027 PIK (3 month Term SOFR + 6.500%) 11.752%, 5/30/27(2)(6)	9,132	7,840
Superannuation & Investments U.S. LLC (1 month Term SOFR + 3.864%) 8.710%, 12/1/28(2)	5,051	5,050
VFH Parent LLC Tranche B-1 (1 month Term SOFR + 2.750%) 7.595%, 6/21/31(2)	3,343	3,343
WH Borrower LLC
(3 month Term SOFR + 5.500%) 10.786%, 2/15/27(2)	4,823	4,800
2023-1 (3 month Term SOFR + 5.500%) 10.786%, 2/15/27(2)	98	98
		151,324

Food / Tobacco—1.4%
Evergreen AcqCo 1 LP (3 month Term SOFR + 3.750%) 8.393%, 4/26/28(2)	2,031	2,031
Primary Products Finance LLC 2024, Tranche B (3 month Term SOFR + 3.650%) 8.971%, 4/2/29(2)	6,685	6,684
	Par Value	Value

Food / Tobacco—continued
Quirch Foods Holdings LLC (3 month Term SOFR + 5.262%) 9.887%, 10/27/27(2)	$ 5,394	$ 5,070
Triton Water Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.604%, 3/31/28(2)	5,696	5,689
		19,474

Forest Prod / Containers—1.3%
Domtar Corp. (1 month Term SOFR + 5.614%) 10.460%, 11/30/28(2)	3,506	3,342
Schweitzer-Mauduit International, Inc. Tranche B (1 month Term SOFR + 3.864%) 8.710%, 4/20/28(2)	4,436	4,425
Spa Holdings 3 Oy Tranche B (3 month Term SOFR + 4.012%) 8.615%, 2/4/28(2)	5,755	5,741
Trident TPI Holdings, Inc. Tranche B-6 (3 month Term SOFR + 4.000%) 8.604%, 9/15/28(2)	4,531	4,533
		18,041

Gaming / Leisure—5.0%
Aimbridge Acquisition Co., Inc. (1 month Term SOFR + 3.864%) 8.710%, 2/2/26(2)	2,933	2,852
Allwyn International a.s. Tranche B (3 month Term SOFR + 2.250%) 7.554%, 6/2/31(2)	3,010	3,004
Bombardier Recreational Products, Inc. 2023 (1 month Term SOFR + 2.750%) 7.595%, 12/13/29(2)	6,878	6,860
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 2.750%) 7.595%, 2/6/30(2)	2,953	2,950
Deluxe Entertainment Services Group, Inc. Second Lien (3 month PRIME + 8.500%) 15.500%, 12/31/24(4)(5)	4,535	—
Fitness International LLC Tranche B (3 month Term SOFR + 5.250%) 10.505%, 2/12/29(2)	3,821	3,807
Flutter Entertainment plc Tranche B (3 month Term SOFR + 2.000%) 6.604%, 11/29/30(2)	5,791	5,789
	Par Value	Value

Gaming / Leisure—continued
Four Seasons Hotels Ltd. 2024-2, Tranche B (1 month Term SOFR + 1.750%) 6.605%, 11/30/29(2)	$ 2,958	$ 2,956
GBT U.S. III LLC (3 month Term SOFR + 3.000%) 8.279%, 7/25/31(2)	5,710	5,693
Herschend Entertainment Co. LLC (1 month Term SOFR + 3.000%) 7.845%, 8/27/28(2)	4,346	4,346
LC Ahab U.S. Bidco LLC (1 month Term SOFR + 3.500%) 8.345%, 5/1/31(2)	1,225	1,229
Light & Wonder International, Inc. Tranche B-2 (1 month Term SOFR + 2.250%) 7.333%, 4/14/29(2)	10,562	10,543
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.893%, 8/1/30(2)	4,754	4,746
Oyo Hospitality Netherlands B.V. (3 month Term SOFR + 8.512%) 13.325%, 6/23/26(2)	4,774	4,780
Playa Resorts Holding B.V. (1 month Term SOFR + 2.750%) 7.595%, 1/5/29(2)	9,640	9,569
		69,124

Health Care—5.0%
AHP Health Partners, Inc. 2024, Tranche B (1 month Term SOFR + 2.750%) 7.595%, 8/24/28(2)	7,173	7,166
Amneal Pharmaceuticals LLC (1 month Term SOFR + 5.500%) 10.345%, 5/4/28(2)	6,355	6,421
DaVita, Inc. 2019, Tranche B-1 (1 month Term SOFR + 2.000%) 6.845%, 5/9/31(2)	5,860	5,854
Indivior Finance S.a.r.l. (1 month Term SOFR + 5.364%) 10.210%, 6/30/26(2)	5,411	5,378
Insulet Corp. 2024 (1 month Term SOFR + 2.500%) 7.345%, 8/4/31(2)	3,167	3,178
LifePoint Health, Inc. Tranche B (3 month Term SOFR + 3.750%) 8.406%, 5/16/31(2)	2,771	2,766
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Medical Solutions Holdings, Inc. (3 month Term SOFR + 3.600%) 8.852%, 11/1/28(2)	$ 6,334	$ 4,782
Medline Borrower LP (1 month Term SOFR + 2.250%) 7.095%, 10/23/28(2)	3,450	3,445
MPH Acquisition Holdings LLC (3 month Term SOFR + 4.512%) 9.569%, 9/1/28(2)	2,636	1,978
Organon & Co. (1 month Term SOFR + 2.500%) 7.465%, 5/14/31(2)	7,319	7,292
PetIQ, Inc. First Lien (1 month Term SOFR + 4.250%) 9.220%, 4/13/28(2)	5,479	5,472
Physician Partners LLC (6 month Term SOFR + 4.250%) 9.564%, 12/22/28(2)	6,033	3,834
Surgery Center Holdings, Inc. 2024, First Lien (1 month Term SOFR + 2.750%) 7.670%, 12/19/30(2)	2,871	2,871
Team Health Holdings, Inc. (3 month Term SOFR + 5.250%) 10.502%, 3/2/27(2)	5,733	5,471
Team Services Group LLC (3 month Term SOFR + 5.400%) 10.652%, 12/20/27(2)	4,310	4,256
		70,164

Housing—2.6%
84 Lumber Co. 2023, Tranche B-1 (1 month Term SOFR + 2.250%) 7.095%, 11/29/30(2)	2,978	2,986
ACProducts Holdings, Inc. (3 month Term SOFR + 4.512%) 9.115%, 5/17/28(2)	3,745	3,122
Foley Products Co. LLC (3 month Term SOFR + 4.900%) 9.504%, 12/29/28(2)	4,613	4,630
Forest City Enterprises LP Tranche B (1 month Term SOFR + 3.614%) 8.460%, 12/8/25(2)	8,371	8,087
Foundation Building Materials, Inc. 2024 (1-3 month Term SOFR + 4.000%) 9.247% - 9.252%, 1/29/31(2)	6,371	6,194
	Par Value	Value

Housing—continued
Oscar AcquisitionCo LLC Tranche B (3 month Term SOFR + 4.250%) 8.854%, 4/29/29(2)	$ 8,954	$ 8,836
Smyrna Ready Mix Concrete LLC Tranche B (1 month Term SOFR + 3.500%) 8.354%, 4/2/29(2)	2,692	2,706
		36,561

Information Technology—11.7%
Adeia, Inc. Tranche B (1 month Term SOFR + 3.000%) 7.961%, 6/8/28(2)	10,464	10,457
Ahead DB Holdings LLC Tranche B-2 (3 month Term SOFR + 3.500%) 8.104%, 2/1/31(2)	5,169	5,172
Allegro Microsystems, Inc. Tranche B (1 month Term SOFR + 2.250%) 7.095%, 10/31/30(2)	5,180	5,173
BMC Software 2031, Tranche B, First Lien (3 month Term SOFR + 3.750%) 9.005%, 7/30/31(2)	5,580	5,565
Boost Newco Borrower LLC Tranche B-1 (3 month Term SOFR + 2.500%) 7.104%, 1/31/31(2)	4,340	4,338
Cloud Software Group, Inc. Tranche B (2-3 month Term SOFR + 4.000%) 8.604%, 3/30/29(2)	15,597	15,521
Creation Technologies, Inc. (3 month Term SOFR + 5.762%) 11.080%, 10/5/28(2)	7,006	6,779
Darktrace plc (3 month Term SOFR + 3.250%) 7.887%, 7/2/31(2)	6,370	6,265
Dye & Durham Corp. Tranche B (3 month Term SOFR + 4.350%) 8.954%, 4/4/31(2)	4,030	4,045
Instructure Holdings, Inc. (3 month Term SOFR + 3.012%) 8.074%, 10/30/28(2)	3,319	3,320
Lendingtree, Inc. Tranche B (1 month Term SOFR + 4.114%) 8.959%, 9/15/28(2)	7,829	7,759
Mcafee Corp. Tranche B-1 (1 month Term SOFR + 3.250%) 8.451%, 3/1/29(2)	4,808	4,785
	Par Value	Value

Information Technology—continued
Mermaid Bidco, Inc. Tranche B (3 month Term SOFR + 3.250%) 8.492%, 7/3/31(2)	$ 4,810	$ 4,798
MKS Instruments, Inc. 2024-1, Tranche B (1 month Term SOFR + 2.250%) 7.170%, 8/17/29(2)	4,704	4,699
Modena Buyer LLC (3 month Term SOFR + 4.500%) 9.104%, 7/1/31(2)	4,295	4,103
Neon Maple Purchaser, Inc. Tranche B-1 (1 month Term SOFR + 3.000%) 4.000%, 7/18/31(2)	4,565	4,514
Open Text Corp. 2024 (1 month Term SOFR + 2.250%) 7.095%, 1/31/30(2)	4,031	4,044
Perforce Software, Inc.
(1 month Term SOFR + 3.850%) 8.695%, 7/1/26(2)	1,060	1,054
(1 month Term SOFR + 4.750%) 9.595%, 3/21/31(2)	3,686	3,672
Rackspace Finance LLC First Lien (1 month Term SOFR + 2.864%) 7.982%, 5/15/28(2)	5,235	2,876
Red Planet Borrower LLC First Lien (1 month Term SOFR + 3.600%) 8.445%, 10/2/28(2)	5,792	5,622
Sabre GLBL, Inc.
2022, Tranche B (1 month Term SOFR + 4.350%) 9.195%, 6/30/28(2)	1,024	958
2022, Tranche B-2 (1 month Term SOFR + 5.100%) 9.945%, 6/30/28(2)	6,126	5,804
SS&C Technologies Holdings, Inc. Tranche B-8 (1 month Term SOFR + 2.000%) 6.845%, 5/9/31(2)	3,526	3,525
Synechron Holdings, Inc. (3 month Term SOFR + 3.750%) 8.360%, 9/26/31(2)	3,290	3,257
Thryv, Inc. (1 month Term SOFR + 6.750%) 11.595%, 5/1/29(2)	1,390	1,406
TripAdvisor, Inc. Tranche B (1 month Term SOFR + 2.750%) 7.595%, 7/8/31(2)	5,590	5,571
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Ultra Clean Holdings, Inc. First Lien (1 month Term SOFR + 3.500%) 8.345%, 2/27/28(2)	$ 14,593	$ 14,630
UST Global, Inc. (1 month Term SOFR + 3.614%) 8.732%, 11/20/28(2)	4,769	4,783
Virtusa Corp. Tranche B-2 (1 month Term SOFR + 3.250%) 8.095%, 2/15/29(2)	8,439	8,429
		162,924

Manufacturing—1.5%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 3.500%) 8.345%, 8/19/31(2)	4,150	4,153
Chart Industries, Inc. 2024, Tranche B (3 month Term SOFR + 2.500%) 7.825%, 3/15/30(2)	3,053	3,046
Cimpress plc 2024, Tranche B-1 (1 month Term SOFR + 3.000%) 7.845%, 5/17/28(2)	3,254	3,249
Dynamo U.S. Bidco, Inc. Tranche B (1 month Term SOFR + 2.000%) 2.000%, 9/25/31(2)	2,195	2,195
VM Consolidated, Inc. Tranche B-2 (1 month Term SOFR + 2.750%) 7.595%, 3/24/28(2)	3,263	3,266
WireCo WorldGroup, Inc. 2023, Tranche B (3 month Term SOFR + 3.750%) 9.032%, 11/13/28(2)	5,859	5,683
		21,592

Media / Telecom - Broadcasting—1.3%
Sinclair Television Group, Inc.
Tranche B-2 (3 month Term SOFR + 2.762%) 8.014%, 9/30/26(2)	6,605	6,373
Tranche B-3 (3 month Term SOFR + 3.262%) 8.514%, 4/1/28(2)	5,117	3,760
United Talent Agency LLC 2024 (1 month Term SOFR + 3.750%) 8.868%, 7/7/28(2)	3,316	3,321
Univision Communications, Inc.
2021 (1 month Term SOFR + 3.364%) 8.210%, 3/15/26(2)	1,998	1,996
	Par Value	Value

Media / Telecom - Broadcasting—continued
2024, First Lien (1 month Term SOFR + 3.614%) 8.460%, 1/31/29(2)	$ 3,252	$ 3,176
		18,626

Media / Telecom - Cable/Wireless Video—3.9%
Charter Communications Operating LLC Tranche B-4 (3 month Term SOFR + 2.000%) 7.332%, 12/7/30(2)	8,267	8,193
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.095%, 9/18/30(2)	4,354	4,250
Coral-U.S. Co-Borrower LLC Tranche B-6 (1 month Term SOFR + 3.114%) 8.211%, 10/15/29(2)	5,000	4,966
CSC Holdings LLC 2019 (6 month LIBOR + 2.500%) 7.173%, 4/15/27(2)(7)	3,220	2,939
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.210%, 8/2/29(2)	4,512	4,432
Radiate Holdco LLC (1 month Term SOFR + 3.364%) 8.210%, 9/25/26(2)	6,312	5,398
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.711%, 1/31/28(2)	11,256	10,759
Zegona Holdco Ltd. Tranche B (3 month Term SOFR + 4.250%) 9.401% - 9.430%, 7/17/29(2)	7,110	7,092
Ziggo Financing Partnership Tranche I (1 month Term SOFR + 2.614%) 7.711%, 4/30/28(2)	5,842	5,701
		53,730

Media / Telecom - Diversified Media—3.3%
Allen Media LLC Tranche B (3 month Term SOFR + 5.650%) 10.254%, 2/10/27(2)	3,918	2,534
Applovin Corp.
(1 month Term SOFR + 2.500%) 7.345%, 10/25/28(2)	3,708	3,705
2030 (1 month Term SOFR + 2.500%) 7.345%, 8/16/30(2)	6,138	6,130
	Par Value	Value

Media / Telecom - Diversified Media—continued
Banijay Entertainment SAS Tranche B (1 month Term SOFR + 3.350%) 8.551%, 3/1/28(2)	$ 4,686	$ 4,689
Cengage Learning, Inc. Tranche B (3 month Term SOFR + 4.250%) 9.538%, 3/24/31(2)	6,119	6,129
Constant Contact, Inc. First Lien (3 month Term SOFR + 4.262%) 9.566%, 2/10/28(2)	3,245	3,133
Digital Media Solutions LLC
(1 month Term SOFR + 1.000%) 5.804%, 12/10/24(2)(4)	1,061	1,060
PIK (3 month Term SOFR + 11.262%) 16.596%, 5/25/26(5)(8)	3,547	355
Tranche A PIK (3 month Term SOFR + 8.262%) 13.596% - 13.609%, 2/25/26(4)(5)(8)	789	789
Tranche B PIK (3 month Term SOFR + 11.262%) 16.596%, 5/25/26(4)(5)(8)	1,042	764
Houghton Mifflin Harcourt Co. Tranche B, First Lien (1 month Term SOFR + 5.350%) 10.195%, 4/9/29(2)	6,791	6,589
McGraw-Hill Education, Inc. 2024, Tranche B (3 month Term SOFR + 4.000%) 8.604%, 8/1/31(2)	2,704	2,714
MH Sub I LLC
2023 (1 month Term SOFR + 4.250%) 9.095%, 5/3/28(2)	2,224	2,209
Second Lien (3 month Term SOFR + 6.250%) 11.502%, 2/23/29(2)	2,565	2,514
OverDrive, Inc. First Lien (1 month Term SOFR + 4.250%) 9.170%, 12/15/28(2)	2,545	2,547
		45,861

Media / Telecom - Telecommunications—5.9%
Altice Financing S.A.
2017 (3 month LIBOR + 2.750%) 8.313%, 7/15/25(2)(7)	1,388	1,360
2022 (3 month Term SOFR + 5.000%) 10.301%, 10/31/27(2)	13,042	11,819
AP Core Holdings II LLC
Tranche B-1 (1 month Term SOFR + 5.614%) 10.460%, 9/1/27(2)	3,113	2,841
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Media / Telecom - Telecommunications—continued
Tranche B-2 (1 month Term SOFR + 5.614%) 10.460%, 9/1/27(2)	$ 350	$ 319
Connect U.S. Finco LLC (1 month Term SOFR + 4.500%) 9.345%, 9/27/29(2)	8,274	7,743
Guardian U.S. Holdco (3 month Term SOFR + 3.500%) 8.104%, 1/31/30(2)	3,048	3,027
Lorca Telecom Bidco S.A. Tranche B-4 (3 month Term SOFR + 3.500%) 8.104%, 3/25/31(2)	3,010	3,012
Lumen Technologies, Inc.
Tranche A (1 month Term SOFR + 6.000%) 10.845%, 6/1/28(2)	4,111	3,950
Tranche B-1 (1 month Term SOFR + 2.464%) 7.319%, 4/15/29(2)	3,636	3,182
Tranche B-2 (1 month Term SOFR + 2.464%) 7.319%, 4/15/30(2)	6,454	5,579
Numericable U.S. LLC Tranche B-14 (3 month Term SOFR + 5.500%) 10.801%, 8/15/28(2)	19,656	14,685
Patagonia Holdco LLC (3 month Term SOFR + 5.750%) 10.854%, 8/1/29(2)	3,759	3,484
Voyage Digital NZ Ltd. (3 month Term SOFR + 3.250%) 8.352%, 5/11/29(2)	3,862	3,852
Zacapa S.a.r.l. 2022 (3 month Term SOFR + 4.000%) 8.604%, 3/22/29(2)	17,511	17,536
		82,389

Media / Telecom - Wireless Communications—1.5%
Crown Subsea Communications Holding, Inc. 2024 (3 month Term SOFR + 4.000%) 9.252%, 1/30/31(2)	8,977	9,020
Venga Finance S.a.r.l. 2024 (3 month Term SOFR + 4.512%) 9.569%, 6/28/29(2)	12,098	12,119
		21,139

Metals / Minerals—1.7%
AMG Advanced Metallurgical Group N.V. 2021 (1 month Term SOFR + 3.614%) 8.460%, 11/30/28(2)	4,576	4,570
	Par Value	Value

Metals / Minerals—continued
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 8.095%, 8/18/30(2)	$ 4,082	$ 4,074
Oxbow Carbon LLC Tranche B (1 month Term SOFR + 3.500%) 8.345%, 5/10/30(2)	6,408	6,384
TMS International Corp. Tranche B-6 (1-3 month Term SOFR + 3.750%) 8.595% - 9.002%, 3/2/30(2)	3,925	3,925
Trulite Holding Corp. (1 month Term SOFR + 6.000%) 11.247%, 3/1/30(2)	5,041	4,865
		23,818

Retail—1.3%
CWGS Group LLC (1 month Term SOFR + 2.614%) 7.460% - 7.469%, 6/3/28(2)	5,822	5,562
Needle Holdings LLC (3 month Term SOFR + 9.500%) 14.104%, 4/30/28(2)(4)	1,785	1,428
Rising Tide Holdings, Inc. 2023 (3 month Term SOFR + 8.250%) 13.176%, 9/12/28(2)	676	568
Vestis Corp. Tranche B-1 (3 month Term SOFR + 2.250%) 7.371%, 2/24/31(2)	5,870	5,825
Victra Holdings LLC (3 month Term SOFR + 5.250%) 9.854%, 3/31/29(2)	4,445	4,479
		17,862

Service—7.8%
Adtalem Global Education, Inc. 2024 (1 month Term SOFR + 2.750%) 7.595%, 8/12/28(2)	4,380	4,377
Altisource Solutions S.a.r.l. Tranche B PIK (3 month Term SOFR + 8.850%) 13.454%, 4/2/25(2)(4)(9)	3,394	1,527
American Public Education, Inc. (1 month Term SOFR + 5.614%) 10.460%, 3/29/27(2)	2,103	2,080
Apex Group Treasury Ltd.
2024 (1 month Term SOFR + 4.000%) 9.076%, 7/27/28(2)	590	590
First Lien (6 month Term SOFR + 4.178%) 9.076%, 7/27/28(2)	4,896	4,896
	Par Value	Value

Service—continued
APi Group DE, Inc. 2021, Tranche B (1 month Term SOFR + 2.000%) 6.845%, 1/3/29(2)	$ 2,927	$ 2,924
APX Group, Inc. (3 month Term SOFR + 2.750% - 3 month PRIME + 1.750%) 8.035% - 9.750%, 7/10/28(2)	6,251	6,246
ASP Dream Acquisition Co. LLC (1 month Term SOFR + 4.350%) 9.195%, 12/15/28(2)	5,418	5,418
Belfor Holdings, Inc. Tranche B-1 (1 month Term SOFR + 3.750%) 8.595%, 11/1/30(2)	7,941	7,966
Dayforce, Inc. Tranche B (1 month Term SOFR + 2.500%) 7.345%, 3/3/31(2)	2,469	2,463
Dun & Bradstreet Corp. (The) Tranche B-2 (1 month Term SOFR + 2.750%) 7.605%, 1/18/29(2)	3,022	3,018
Energize Holdco LLC (1 month Term SOFR + 3.864%) 8.710%, 12/8/28(2)	5,300	5,290
EverCommerce Solutions, Inc. (1 month Term SOFR + 3.114%) 7.960%, 7/6/28(2)	3,508	3,508
Fugue Finance LLC Tranche B (3 month Term SOFR + 4.000%) 9.057%, 1/31/28(2)	4,847	4,869
GFL Environmental, Inc. 2024 (3 month Term SOFR + 2.000%) 7.321%, 7/3/31(2)	3,125	3,121
Goodnight Water Solutions Holdings LLC (1 month Term SOFR + 5.250%) 10.095%, 6/4/29(2)	7,082	7,069
Imagine Learning LLC 2024 (1 month Term SOFR + 3.500%) 8.345%, 12/21/29(2)	3,137	3,132
Lakeland Tours LLC First Lien PIK 8.000%, 9/25/27(4)(10)	118	19
LSF11 Trinity Bidco, Inc. 2024, Tranche B (1 month Term SOFR + 3.500%) 8.420%, 6/14/30(2)	5,402	5,402
Magnite, Inc. (1 month Term SOFR + 3.750%) 8.595%, 2/6/31(2)	4,999	5,030
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
	Par Value	Value

Service—continued
Maximus, Inc. Tranche B (3 month Term SOFR + 2.000%) 6.604%, 5/21/31(2)	$ 3,416	$ 3,425
Mister Car Wash Holdings, Inc. 2024 (1 month Term SOFR + 3.000%) 7.845%, 3/21/31(2)	4,085	4,086
Priority Holdings LLC Tranche B (3 month Term SOFR + 4.750%) 9.807%, 5/16/31(2)	7,586	7,560
Soliant Holdings LLC (1 month Term SOFR + 3.750%) 8.595%, 7/18/31(2)	5,500	5,500
St. George’s University Scholastic Services LLC (1 month Term SOFR + 2.750%) 7.595%, 2/10/29(2)	3,985	3,970
Summer BC Bidco B LLC Tranche B (3 month Term SOFR + 5.260%) 9.864%, 2/15/29(2)	5,645	5,670
		109,156

Transportation - Automotive—1.0%
American Axle & Manufacturing, Inc. Tranche B (1 month Term SOFR + 3.000%) 8.104%, 12/12/29(2)	5,247	5,256
Autokiniton U.S. Holdings, Inc. 2024, Tranche B (1 month Term SOFR + 4.114%) 8.960%, 4/6/28(2)	6,922	6,917
ILPEA Parent, Inc. (1 month Term SOFR + 4.000%) 8.845%, 6/22/28(2)	2,282	2,285
		14,458

Transportation - Land Transportation—0.6%
Clue Opco LLC Tranche B (3 month Term SOFR + 4.500%) 9.752%, 12/19/30(2)	4,525	4,487
Genesee & Wyoming, Inc. Tranche B (3 month Term SOFR + 2.000%) 6.604%, 4/10/31(2)	3,100	3,092
LaserShip, Inc. Second Lien (3 month Term SOFR + 7.500%) 12.365%, 5/7/29(2)	3,135	1,260
		8,839

	Par Value	Value

Transportation - Shipping—0.5%
Rand Parent LLC Tranche B (3 month Term SOFR + 3.750%) 8.354%, 3/18/30(2)	$ 6,356	$ 6,360
Utilities—3.4%
Eastern Power LLC Tranche B (1 month Term SOFR + 5.250%) 10.095%, 4/3/28(2)	5,891	5,891
Edgewater Generation LLC (1 month Term SOFR + 4.250%) 9.095%, 8/1/30(2)	3,000	3,024
Lackawanna Energy Center LLC
Tranche B-2 (1 month Term SOFR + 4.250%) 9.095%, 8/6/29(2)	4,147	4,178
Tranche C (1 month Term SOFR + 4.250%) 9.095%, 8/6/29(2)	906	913
Lightning Power LLC Tranche B (3 month Term SOFR + 3.250%) 8.346%, 8/18/31(2)	6,980	6,991
Talen Energy Supply LLC
Tranche B (3 month Term SOFR + 3.500%) 8.596%, 5/17/30(2)	2,940	2,946
Tranche C (3 month Term SOFR + 3.500%) 8.596%, 5/17/30(2)	2,413	2,417
Vistra Operations Co. LLC 2018 (1 month Term SOFR + 2.000%) 6.845%, 12/20/30(2)	3,335	3,334
WaterBridge Midstream Operating LLC Tranche B (3 month Term SOFR + 4.750%) 9.393%, 6/27/29(2)	13,880	13,389
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.603%, 5/10/29(2)	4,495	4,483
		47,566

Total Leveraged Loans (Identified Cost $1,282,376)		1,257,367

	Shares
Preferred Stock—0.0%
Energy—0.0%
Blackbrush Oil & Gas, 1.000%(4)	14,521	80
Total Preferred Stock (Identified Cost $28)		80

	Shares	Value

Common Stocks—1.2%
Consumer Discretionary—0.6%
Jo-Ann Stores, Inc.(4)(11)	1,192,694	$ 1,193
TRU Topco Units(4)(11)	1,866	6,607
West Marine(4)(11)	44,603	150
		7,950

Energy—0.3%
Blackbrush Oil & Gas(4)(11)	437,150	—
Summit Midstream Corp.(11)	108,293	3,793
		3,793

Financials—0.0%
Copper Property CTL Pass Through Trust(4)	17,816	213
Information Technology—0.0%
Bright Bidco(4)(11)	26,953	14
Real Estate—0.0%
Hill Street Properties(4)(11)	229,735	556
Utilities—0.3%
Longview Intermediate Holdings LLC(4)(11)	350,306	4,204
Total Common Stocks (Identified Cost $12,440)		16,730

Warrants—0.0%
Consumer Discretionary—0.0%
West Marine, 06/01/29(4)(11)	5,583	—
Real Estate—0.0%
Altisource Portfolio Solutions S.A. , 05/22/27(11)	23,725	28
Total Warrants (Identified Cost $—)		28

Total Long-Term Investments—96.3% (Identified Cost $1,371,434)		1,345,585

Short-Term Investment—0.7%
Money Market Mutual Fund—0.7%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.863%)(12)	9,017,880	9,018
Total Short-Term Investment (Identified Cost $9,018)		9,018

See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
Value

TOTAL INVESTMENTS—97.0% (Identified Cost $1,380,452)	$1,354,603
Other assets and liabilities, net—3.0%	42,571
NET ASSETS—100.0%	$1,397,174

Abbreviations:
CLO	Collateralized Loan Obligation
DAC	Designated Activity Company
EV	Enterprise Value
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PIK	Payment-in-Kind Security
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $58,818 or 4.2% of net assets.
(2)	Variable rate security. Rate disclosed is as of September 30, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(4)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(5)	Security in default; no interest payments are being received.
(6)	86% of the income received was in cash and 14% was in PIK.
(7)	At September 30, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology.
(8)	100% of the income received was in PIK.
(9)	72% of the income received was in cash and 28% was in PIK.
(10)	100% of the income received was in cash.
(11)	Non-income producing.
(12)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
United States	88%
Luxembourg	5
Canada	3
Netherlands	2
France	1
Cayman Islands	1
Total	100%
† % of total investments as of September 30, 2024.
The following table summarizes the value of the Fund’s investments as of September 30, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$10,022	$—	$10,022	$—
Convertible Bonds and Notes	4,304	—	4,304	—
Corporate Bonds and Notes	57,054	—	57,054	—
Leveraged Loans	1,257,367	—	1,251,716	5,651(1)
Equity Securities:
Preferred Stock	80	—	—	80
Common Stocks	16,730	3,793	—	12,937(1)
Warrants	28	—	28	—(1)
Money Market Mutual Fund	9,018	9,018	—	—
Total Investments	$1,354,603	$12,811	$1,323,124	$18,668

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $1,760 were transferred from Level 2 to Level 3 due to a decrease in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2024
($ reported in thousands)
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Leveraged Loans	Preferred Stock	Common Stocks	Rights	Warrants
Investments in Securities
Balance as of December 31, 2023:	$ 14,155	$ 9(a)	$ 1,278	$ 12,338(a)	$ 530	$ —(a)
Accrued discount/(premium)	2	2	—	—	—	—
Net realized gain (loss)	(1,686)	(1,695)	—	(125)	134	—
Net change in unrealized appreciation (depreciation)(b)	945	1,068	(1,181)	1,033	25	—
Purchases	5,228	4,674	—	—	554	—
Sales(c)	(1,737)	(17)	(17)	(460)	(1,243)	—
Transfers into Level 3(d)	1,761	1,610	—	151	—	—
Balance as of September 30, 2024	$ 18,668	$ 5,651(a)	$ 80	$ 12,937(a)	$ —	$ —(a)
(a) Includes internally fair valued security currently priced at zero ($0).
(b) The change in unrealized appreciation (depreciation) on investments still held at September 30, 2024, was $(861).
(c) Includes paydowns on securities.
(d) Transfers into and/or from represent the ending value as of September 30, 2024, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at September 30, 2024:
Investments in Securities – Assets	Ending Balance at September 30, 2024	Valuation Technique Used	Unobservable Inputs	Input Values	Impact to Valuation from an Increase in Unobservable Inputs(1)
Common Stocks:
TRU Topco Units	$6,607	Market and Company Comparables	EV Multiples	10.07x (4.09x - 16.25x)	Increase
				9.25x (4.33x - 18.88x)
			Precedent Transaction Multiples	7.08x (6.26x - 8.50x)	Increase
			Illiquidity Discount	10%	Increase

(1) A significant change in unobservable inputs could result in a significantly higher or lower fair value.
See Notes to Schedule of Investments

VIRTUS Seix Floating Rate High Income Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity-linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.